Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2014	Aug. 31, 2014	Dec. 31, 2015	Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Tax at statutory federal rate	$ 9,310		$ 86,015
Partnership earnings not subject to tax	23,978		(55,402)
Revaluation of investments in affiliates	45,182		9,348
State and local tax, net of federal benefit	4,044		12,409
Other income tax	(2,970)		(681)
Income Tax Expense (Benefit)	$ 79,544		$ 51,689
Predecessor [Member]
Operating Loss Carryforwards [Line Items]
Tax at statutory federal rate		$ 7,955		$ 13,113
Partnership earnings not subject to tax		(7,598)		(13,028)
State and local tax, net of federal benefit		164		301
Other income tax		(303)		54
Income Tax Expense (Benefit)		$ 218		$ 440